Private Placement - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Private Placement Warrants [Line Items]
Proceeds from sale of private placement units		$ 0	$ 10,000,000
Private Placement [Member]
Disclosure Of Private Placement Warrants [Line Items]
Class of warrants and rights issued during the period	6,666,667	6,666,667
Class of warrants and rights issued, price per warrant	$ 1.5	$ 1.5
Proceeds from sale of private placement units	$ 10,000,000	$ 10,000,000
Offering costs	$ 10,000	$ 10,000
Minimum lock In period for transfer, assign or sell warrants after completion of IPO	30 days	30 days
Private Placement [Member] | Common Class A [Member]
Disclosure Of Private Placement Warrants [Line Items]
Number of shares of common stock converted from each warrant	1	1
Price per warrants	$ 11.5	$ 11.5